Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of financial assets [line items]
Balance at beginning of period	$ 2,955
Balance at end of period	3,002	$ 2,955	$ 3,046	$ 3,002	$ 3,046
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	22	23	18	19	22
Provision for (reversal of) credit losses	1	(1)	2	3	(1)
Foreign exchange and other			1	1
Balance at end of period	23	22	21	23	21
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	4	14	4	18
Provision for (reversal of) credit losses			2		(1)
Foreign exchange and other			1
Balance at end of period	4	4	17	4	17
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	18	19	4	15	4
Provision for (reversal of) credit losses	1	(1)		3
Foreign exchange and other				1
Balance at end of period	$ 19	$ 18	$ 4	$ 19	$ 4